Class A, C, I, & Y Prospectus | Dreyfus Equity Income Fund
Dreyfus Equity Income Fund
THE DREYFUS/LAUREL FUNDS TRUST - DREYFUS EQUITY INCOME FUND (Class A, C, I and Y Shares) Supplement to Summary and Statutory Prospectuses Dated April 14, 2017

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” in the fund’s statutory prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I, & Y Prospectus - Dreyfus Equity Income Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I, & Y Prospectus - Dreyfus Equity Income Fund		Class A	Class C	Class I	Class Y
Management fees	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.46%	0.42%	0.17%	0.09%
Total annual fund operating expenses		1.16%	1.87%	0.87%	0.79%
Fee waiver and/or expense reimbursement	[2]	(0.13%)	(0.09%)	(0.09%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.03%	1.78%	0.78%	0.78%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until September 29, 2018, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .78%. On or after September 29, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, I, & Y Prospectus - Dreyfus Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	910	1,165	1,892
Class C	281	579	1,003	2,183
Class I	80	269	473	1,064
Class Y	80	251	438	977

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, C, I, & Y Prospectus - Dreyfus Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	910	1,165	1,892
Class C	181	579	1,003	2,183
Class I	80	269	473	1,064
Class Y	80	251	438	977